Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Accounting Policies [Abstract]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	70.00%
Cash, Uninsured Amount	$ 567,547	$ 405,232
Shipping, Handling and Transportation Costs	2,200,000	2,200,000	2,600,000
Research and Development Expense	1,400,000	1,400,000	1,300,000
Advertising Expense	522,000	546,000	741,000
Cash Equivalents, at Carrying Value	$ 0	$ 0
Maximum [Member]
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member]
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	3 years
Building [Member] | Maximum [Member]
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	39 years
Building [Member] | Minimum [Member]
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	30 years